Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and foreign statutory tax rates	$ 846	$ 12,509	$ 24,255
Permanent differences	4,109	(703)	(4,249)
Temporary differences	638	(159)	(1,445)
Alternative minimum tax	1	9	4
Income tax on undistributed earnings	575	408	2,709
Net changes in income tax credit	3,917	116	166
Net changes in valuation allowance of deferred income tax assets	(1,820)	1,243	(2,401)
Net operating loss carryforwards	(294)	(1,431)	1,492
Liabilities related to unrealized tax benefits	(171)	(302)	3,455
Adjustment of prior years' taxes and others	(125)	101	60
Income tax expense	7,676	11,791	24,046
Cayman Islands Tax Information Authority [Member]
Reconciliation Of Income Taxes [Line Items]
Tax expense at statutory rate